Operations (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Brokers And Dealers Disclosure [Line Items]
Redemption penalty if redemption is made during first 11 months	1.50%
Written notice period for redemption	5 days
Number of business days redemption required to make payment	10 days
Class A [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	4.67%
Class A [Member] | Annual Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	4.67%
Class A [Member] | Monthly Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.38916%
Class B [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.67%
Class B [Member] | Annual Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.67%
Class B [Member] | Monthly Payment [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.2225%